Net Loss Per Share Attributible to Ordinary Shareholders	9 Months Ended
Sep. 30, 2024
Net Loss Per Share Attributible to Ordinary Shareholders [Abstract]
NET LOSS PER SHARE ATTRIBUTIBLE TO ORDINARY SHAREHOLDERS

NOTE 10:- NET LOSS PER SHARE ATTRIBUTIBLE TO ORDINARY SHAREHOLDERS

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Nine months ended September 30,
	2024	2023
Basic Numerator:
Net loss	$(37,121)	$(34,215)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	79,914,649	69,975,104
Net loss per share attributable to ordinary shareholders, basic	$(0.46)	$(0.49)
Diluted Numerator:
Adjusted Net loss	$(37,456)	$(34,705)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	64,503,654	61,452,569
Net loss per share attributable to ordinary shareholders, diluted	$(0.58)	$(0.56)

*	Loss per share attributable to ordinary shareholders, diluted, was adjusted and take into consideration warrants liabilities revaluations as part of our net loss for the nine months of 2024 and 2023.